SCHEDULE OF PRELIMINARY ALLOCATION TO INTANGIBLE ASSETS (Details) - Sahara Petroleum Services Company [Member] $ in Thousands	Dec. 31, 2022 USD ($)
Business Acquisition [Line Items]
Total intangible assets	$ 3,340
Customer Contracts [Member]
Business Acquisition [Line Items]
Total intangible assets	$ 2,900
Total intangible assets, term	8 years
Trademarks and Trade Names [Member]
Business Acquisition [Line Items]
Total intangible assets	$ 440
Total intangible assets, term	2 years